SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange consideration		$ 42,509
Share-Based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share based payment award description	(i) vest proportionately based on the consolidated gross revenues of Digital Currency X (including the period prior to the Closing) as set forth in Digital Currency X’s audited annual financial statements included in Form 20-F filed with the SEC for the calendar year ended December 31, 2023 (as adjusted for a fixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$528 million, up to a maximum of 100% of the first tranche at US$801 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the first tranche if the Digital Currency X ordinary shares on Nasdaq were at least US$390.00 per share (as equitably adjusted for share splits, share capitalizations, share consolidations, subdivisions, share dividends, reorganizations, recapitalizations and the like) for at least twenty (20) out of thirty (30) trading days, through and including the thirtieth (30th) trading day after the date on which Digital Currency X filed its annual report on Form 20-F with the SEC (such trading criteria being collectively the “Trading Criteria”), for the fiscal year ended December 31, 2023. And any shares in the tranche that did not so vest were surrendered to the Company and cancelled. Pursuant to the terms of the arrangement, 548 shares were reissued to CVR holders during 2024.
Share-Based Payment Arrangement, Tranche Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share based payment award description	(i) vest proportionately based on the consolidated gross revenues of Digital Currency X (including the period prior to Closing) as set forth in Digital Currency X’s audited annual financial statements included in its Form 20-F filed with the SEC for the calendar year ended December 31, 2024 (as adjusted for a fixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$870 million, up to a maximum of 100% of the second tranche at US$2,206 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the second tranche based on meeting the Trading Criteria during the applicable period for the year ended December 31, 2024. Any shares in the tranche that did not so vest were to be surrendered to the Company and cancelled. Pursuant to the terms of the arrangement, 549 shares were reissued to CVR holders during 2025.
Share Based Compensation Award Earnout Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share based payment award description	(i) proportionately based on the consolidated gross revenues of Digital Currency X (including the period prior to Closing) as set forth in Digital Currency X’s audited annual financial statements included in Form 20-F for the calendar year ending December 31, 2025 (as adjusted for a fixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$1,616 million, up to a maximum of 100% of the final tranche at consolidated gross revenue of US$3,215 million, or alternatively (ii) vest for 100% of the final tranche if the Trading Criteria were satisfied during the applicable period for the year ending December 31, 2025. Any shares in the tranche that did not vest were surrendered to the Company (along with earnings thereon) and cancelled. As of September 17
Share Based Compensation Earnout Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share based payment award description	a cumulative total of nil Earnout Shares vested, 1,097 Earnout Shares were surrendered and cancelled, and 1,097 shares were re-issued to CVR holders. The remaining outstanding CVR share position under this arrangement was 684 shares as at June 30, 2026.
Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	1,781
Exchange consideration	$ 674,000